INTANGIBLE ASSETS (Details) $ in Millions		12 Months Ended
	Nov. 30, 2023 item	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)
Changes in the net carrying amount of intangible assets
Balance at the beginning of the year		$ 2,162.7
Balance at the end of the year		3,299.3	$ 2,162.7
Spectrum licences
Changes in the net carrying amount of intangible assets
Balance at the beginning of the year		1,561.6
Balance at the end of the year		2,363.2	1,561.6
Number of blocks acquired | item	305
spectrum licences and brand names
Changes in the net carrying amount of intangible assets
Intangible assets with indefinite useful life		2,462.0	1,567.6
Software
Changes in the net carrying amount of intangible assets
Balance at the beginning of the year		537.3
Balance at the end of the year		612.6	537.3
Customer relationships, projects development and other
Changes in the net carrying amount of intangible assets
Balance at the beginning of the year		63.8
Balance at the end of the year		323.5	63.8
Cost
Changes in the net carrying amount of intangible assets
Balance at the beginning of the year		3,426.4	3,360.7
Additions		156.6	75.1
Net change in additions financed with non-cash balances		(3.7)	2.9
Business acquisitions (note 7)		1,177.7	17.8
Retirement, disposals and other		(30.0)	(30.1)
Balance at the end of the year		4,727.0	3,426.4
Cost | Spectrum licences
Changes in the net carrying amount of intangible assets
Balance at the beginning of the year		1,809.3	1,809.3
Additions		9.9
Business acquisitions (note 7)		791.7
Balance at the end of the year		2,610.9	1,809.3
Cost | Software
Changes in the net carrying amount of intangible assets
Balance at the beginning of the year		1,539.7	1,339.1
Additions		93.1	48.0
Net change in additions financed with non-cash balances		(12.6)	5.5
Business acquisitions (note 7)		89.9	11.7
Reclassification		72.0	165.2
Retirement, disposals and other		(30.0)	(29.8)
Balance at the end of the year		1,752.1	1,539.7
Cost | Customer relationships, projects development and other
Changes in the net carrying amount of intangible assets
Balance at the beginning of the year		77.4	212.3
Additions		53.6	27.1
Net change in additions financed with non-cash balances		8.9	(2.6)
Business acquisitions (note 7)		296.1	6.1
Reclassification		(72.0)	(165.2)
Retirement, disposals and other			(0.3)
Balance at the end of the year		364.0	77.4
Accumulated amortization and impairment losses
Changes in the net carrying amount of intangible assets
Balance at the beginning of the year		(1,263.7)	(1,148.7)
Amortization		194.0	142.4
Retirement, disposals and other		30.0	27.4
Balance at the end of the year		(1,427.7)	(1,263.7)
Accumulated amortization and impairment losses | Spectrum licences
Changes in the net carrying amount of intangible assets
Balance at the beginning of the year		(247.7)	(247.7)
Balance at the end of the year		(247.7)	(247.7)
Accumulated amortization and impairment losses | Software
Changes in the net carrying amount of intangible assets
Balance at the beginning of the year		(1,002.4)	(890.1)
Amortization		167.1	139.4
Retirement, disposals and other		30.0	27.1
Balance at the end of the year		(1,139.5)	(1,002.4)
Accumulated amortization and impairment losses | Customer relationships, projects development and other
Changes in the net carrying amount of intangible assets
Balance at the beginning of the year		(13.6)	(10.9)
Amortization		26.9	3.0
Retirement, disposals and other			0.3
Balance at the end of the year		$ (40.5)	$ (13.6)